Please file this Prospectus Supplement with your records.

WELLS FARGO VARIABLE TRUST

WELLS FARGO ADVANTAGE VT OPPORTUNITY FUND

WELLS FARGO ADVANTAGE VT SMALL/MID CAP VALUE FUND

Supplement dated March 1, 2008, to the Prospectus dated May 1, 2007, as previously supplemented on October 24, 2007, October 29, 2007, and February 1, 2008.

WELLS FARGO ADVANTAGE VT OPPORTUNITY FUND

Effective March 1, 2008, Ann M. Miletti will assume the role of Lead Portfolio Manager for the Fund. Richard T. Weiss is no longer a Portfolio Manager for the Fund but will remain with Wells Capital Management Incorporated, as Senior Advisor to the Core Equity Team and, in this capacity, will be responsible for contributing ideas and strategy for the Fund.The following information replaces the biographies for the Portfolio Managers found in the Prospectus.

Ann M. Miletti

VT Opportunity Fund

As Lead Portfolio Manager for the VT Opportunity Fund, Ms. Miletti is responsible for managing the VT Opportunity Fund, with principal responsibility for the day-to-day management and decision making for the Fund. She had previously jointly managed the VT Opportunity Fund and its predecessor fund as Co-Portfolio Manager with Richard T. Weiss from 2001 until 2008. Ms. Miletti joined Wells Capital Management in 2005 as a portfolio manager. Prior to joining Wells Capital Management, she was with Strong Capital Management, Inc. (SCM) since 1991. From August 1998 to September 2001, Ms. Miletti was an associate manager of equity accounts. Education: B.A. University of Wisconsin.

Investment Team Senior Advisor

Richard T. Weiss

VT Opportunity Fund

As Senior Team Advisor for the VT Opportunity Fund, Mr. Weiss contributes certain specific investment capabilities to the VT Opportunity Fund. Although Mr. Weiss is no longer a Portfolio Manager for the Fund, Mr. Weiss’ present role as Senior Team Advisor is focused on contributing investment ideas and strategy for the Fund. As Senior Advisor to the Core Equity Team at Wells Capital Management, he also provides similar capabilities to the Wells Capital Management investment team as a whole. Mr. Weiss previously managed the VT Opportunity Fund and its predecessor from 1991 until early 2008. From 2001 through 2008, he shared that responsibility with Ms. Miletti, who is now Lead Portfolio Manager for the Opportunity Fund as described above. Mr. Weiss joined Wells Capital Management in 2005 as a portfolio manager. Prior to joining Wells Capital Management, he was a portfolio manager with Strong Capital Management (SCM) since 1991, and Vice Chairman of Strong Financial Corporation, SCM’s parent corporation, since 2001. Education: B.S., Business Administration, University of Southern California; M.B.A., Business Administration, Harvard Graduate School of Business Administration

VT SMALL/MID CAP VALUE FUND

Effective March 1, 2008, Erik C. Astheimer and Michael Schneider, CFA, will serve as co-portfolio managers of the VT Small/Mid Cap Value Fund, joining I. Charles Rinaldi, who will remain in his role as Lead Portfolio Manager for the Fund.

Erik Astheimer serves as a senior research analyst and co-portfolio manager for the Value Equity team at Wells Capital Management. Prior to joining Wells Capital Management, Mr. Astheimer served as senior analyst at Strong Capital Management, which he joined in 2004. Prior to Strong, he worked at Gabelli & Co. as a research analyst. Before that, he was a financial analyst at Salomon Smith Barney in their investment banking department. During his final year with the firm, his assignments were undertaken in the Asia-Pacific region. Education: Bachelor’s degree in Finance, Duquesne University.

Michael Schneider serves as a senior research analyst and co-portfolio manager for the Value Equity team at Wells Capital Management. Prior to joining Wells Capital Management, Mr. Schneider worked as a research analyst at Gabelli & Co., Standard & Poor's, and R.L Renck & Co., Inc. Education: Bachelor’s degree, Finance, St. John's University; MBA degree, Business Administration, Columbia Business School.

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The following information was contained within the February 1, 2008, Supplement and is included herewith for your convenience.

All Funds

At its August 8, 2007, regular quarterly meeting, the Wells Fargo Variable Trust Board of Trustees unanimously approved changes to the Funds’ market timing policy. Effective immediately, the section in the Prospectus entitled “Frequent Purchases and Redemptions of Fund Shares” is replaced in its entirety with the following:

Frequent Purchases and Redemptions of Fund Shares

Excessive trading by Fund shareholders can negatively impact a Fund and its long-term shareholders in several ways, including by disrupting Fund investment strategies, increasing transaction costs, decreasing tax efficiency and diluting the value of shares held by long-term shareholders. Excessive trading in Fund shares can negatively impact a Fund’s long-term performance by requiring it to maintain more assets in cash or to liquidate portfolio holdings at a disadvantageous time. Certain Funds may be more susceptible than others to these negative effects. For example, Funds that have a greater percentage of their investments in non-U.S. securities may be more susceptible than other Funds to arbitrage opportunities resulting from pricing variations due to time zone differences across international financial markets. Similarly, Funds that have a greater percentage of their investments in small company securities may be more susceptible than other Funds to arbitrage opportunities due to the less liquid nature of small company securities. Both types of Funds also may incur higher transaction costs in liquidating portfolio holdings to meet excessive redemption levels. Fair value pricing may reduce these arbitrage opportunities, thereby reducing excessive trading risks. However, money market Funds, which are typically utilized by investors for cash management purposes and invest in highly liquid securities, are not as susceptible to these negative effects as non-money market Funds. Moreover, because all money market Funds typically maintain a $1.00 net asset value (NAV), there is no significant financial incentive for an investor to attempt to market time investments into a money market Fund.

The Funds actively discourage and take steps to prevent the portfolio disruption and negative effects on long-term shareholders that can result from excessive trading activity by Fund shareholders. The Board has approved the Funds’ policies and procedures, which provide, among other things, that Funds Management may deem trading activity to be excessive if it determines that such trading activity would likely be disruptive to a Fund by increasing expenses or lowering returns. In this regard, Funds Management takes steps to avoid accommodating frequent purchases and redemptions of shares by contract owners. With the exception of the Money Market Fund, Funds Management monitors available contract owner trading information across all Funds on a daily basis. Funds Management will temporarily suspend the purchase and exchange privileges of a contract owner who completes a purchase and redemption in a Fund within 30 calendar days. Such contract owner will be precluded from investing in the Fund for a period of 30 calendar days.

Excessive trading may give rise to conflicts of interest between owners of different types of variable contracts and/or owners of variable contracts issued by different insurance companies that offer the Funds as investment options under their contracts.

An insurance company sponsor through whom variable contract owners may purchase shares of the Fund may independently attempt to identify excessive trading and take steps to deter such activity. As a result, an insurance company may on its own limit or permit trading activity of its variable contract owners that invest in Fund shares using standards different from the standards used by the Fund and discussed in this prospectus. The Fund may permit an insurance company to enforce its own internal policies and procedures concerning frequent trading in instances where the Fund reasonably believes that the company’s policies and procedures effectively discourage disruptive trading activity. If a variable contract owner purchases Fund shares through an insurance company sponsor, it should contact the company for more information about whether and how restrictions or limitations on trading activity will be applied to the separate account.

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The following information was contained within the October 29, 2007, Supplement and is included herewith for your convenience.

VT ASSET ALLOCATION FUND

Effective immediately, Galen G. Blomster, CFA, rejoined Wells Capital Management (“WCM”) as a Portfolio Advisor serving in an advisory capacity on the quantitative strategies team. In this capacity, Mr. Blomster participates in providing research and determining the impact of model allocation shifts on behalf of the Funds. Prior to retiring from WCM in April 2007, Mr. Blomster was jointly responsible for managing the VT Asset Allocation Fund, which he managed since 2002. Mr. Blomster originally joined WCM in 1998 as Vice President and Director of Research and simultaneously held his position as portfolio manager at Norwest Investment Management until WCM and Norwest Investment Management combined investment advisory services under the WCM name in 1999. Education: B.S. degree in Dairy/Food Science and Economics, University of Minnesota; M.S. and Ph.D. degrees, Purdue University.

VTF038/P1410S3

Please file this Statement of Additional Information Supplement with your records.

WELLS FARGO VARIABLE TRUST

WELLS FARGO ADVANTAGE VT ASSET ALLOCATION FUND

WELLS FARGO ADVANTAGE VT C&B LARGE CAP VALUE FUND

WELLS FARGO ADVANTAGE VT DISCOVERY FUNDSM

WELLS FARGO ADVANTAGE VT EQUITY INCOME FUND

WELLS FARGO ADVANTAGE VT INTERNATIONAL CORE FUND

WELLS FARGO ADVANTAGE VT LARGE COMPANY CORE FUND

WELLS FARGO ADVANTAGE VT LARGE COMPANY GROWTH FUND

WELLS FARGO ADVANTAGE VT MONEY MARKET FUND

WELLS FARGO ADVANTAGE VT OPPORTUNITY FUNDSM

WELLS FARGO ADVANTAGE VT SMALL CAP GROWTH FUND

WELLS FARGO ADVANTAGE VT SMALL/MID CAP VALUE FUND

WELLS FARGO ADVANTAGE VT TOTAL RETURN BOND FUND

Supplement dated March 1, 2008, to the Statement of Additional Information dated May 1, 2007,

as previously supplemented February 1, 2008, December 3, 2007, October 1, 2007,

August 15, 2007, June 28, 2007, and June 6, 2007.

VT OPPORTUNITY FUND

Effective March 1, 2008, Ann M. Miletti assumed the role of lead portfolio manager for the VT Opportunity Fund. Richard T. Weiss is no longer a portfolio manager for the Fund but remains with Wells Capital Management, Inc., as Senior Advisor to the Core Equity Team and, in this capacity, will be responsible for contributing ideas and strategy for the Fund. All references to Mr. Weiss in the section “Portfolio Managers” beginning on page 28 are deleted.

VT SMALL/MID CAP VALUE FUND

Effective March 1, 2008, Erik C. Astheimer and Michael Schneider, CFA, will serve as co-portfolio managers of the Fund, joining I.Charles Rinaldi, who will remain in his role as Lead Portfolio Manager for the Fund. The section “Portfolio Managers” beginning on page 28 is amended to add the following information:

Management of Other Accounts:

The following table indicates the type of, number of, and total assets in accounts managed by the Portfolio Managers, not including the Funds. The accounts described include accounts that a Portfolio Manager manages in a professional capacity as well as accounts that a Portfolio Manager may manage in a personal capacity, if any, which are included under "Other Accounts."

	Registered Investment Companies		Other Pooled Investment Vehicles		Other Accounts
	Number	Total	Number	Total	Number	Total
	of	Assets	of	Assets	of	Assets
Portfolio Managers	Accounts	Managed	Accounts	Managed	Accounts	Managed
Erik C. Astheimer	1	$193M	1	$16M	3	$59M
Michael Schneider, CFA	1	$193M	1	$16M	3	$59M

This information is as of the Funds’ most recent fiscal year-ended December 31, 2007. For this period, neither portfolio manger managed any accounts for which the advisory fee was based on the performance of such accounts, nor had any beneficial ownership in the Fund.

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The following information was contained within the February 1, 2008, Supplement and is included herewith for your convenience.

All Funds

On December 31, 2007, Mr. Richard M. Leach retired as an Independent Trustee of Wells Fargo Variable Trust (the “Trust”) as required pursuant to the Trust’s retirement policy. As a result, the information regarding Mr. Leach in the Trustees and Officers table under “Management – Trustees and Officers” is deleted.

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The following information was contained within the December 3, 2007, Supplement and is included herewith for your convenience.

All Funds

On November 7, 2007, the Board of Trustees (the “Board”) accepted the resignation of Dorothy A. Peters as Chief Compliance Officer of Wells Fargo Variable Trust (the “Trust”) and appointed Debra Ann Early as Chief Compliance Officer of the Trust effective as of November 30, 2007. As a result, the information regarding Dorothy A. Peters under the “Management - Trustees and Officers” section is deleted and replaced with the following:

Name, Age and Address	Position Held with Registrant/ Length of Service	Principal Occupation(s) During Past 5 Years	Other Public Company Or Investment Company Directorships

Debra Ann Early, 43	Chief Compliance Officer, since 2007

Chief Compliance Officer of Wells Fargo Funds

Management, LLC since 2007. Chief Compliance Officer of Parnassus Investments from July 2005 to November 2007. Chief Financial Officer of Parnassus Investments from December 2004 to November 2007. Senior Audit Manager, PricewaterhouseCoopers LLP from October 1998 to December 2004.

N/A